Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-3

Collection Period	03/01/14-03/31/14
Determination Date	4/9/2014
Distribution Date	4/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$223,329,304.92
2.	Collections allocable to Principal				$10,620,463.16
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$381,568.25

5.	Pool Balance on the close of the last day of the related Collection Period				$212,327,273.51
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				20,816
7.	Initial Pool Balance				$650,000,004.80

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$98,079,304.90		$87,077,273.49
	d.	Class A-4 Note Balance	$85,600,000.00		$85,600,000.00
	e.	Class B Note Balance	$13,650,000.00		$13,650,000.00
	f.	Class C Note Balance	$11,700,000.00		$11,700,000.00
	g.	Class D Note Balance	$11,050,000.00		$11,050,000.00

	h.	Note Balance (sum a - g)	$220,079,304.90		$209,077,273.49

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.4953500		0.4397842
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.3385835		0.3216573

10.	Overcollateralization Target Amount				$3,250,000.02

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$3,250,000.02

12.	Weighted Average Coupon			%	8.92%
13.	Weighted Average Original Term			months	67.04
14.	Weighted Average Remaining Term			months	34.52

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$1,636,619.14
	b.	Liquidation Proceeds allocable to Finance Charge			$3,468.90
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$1,640,088.04

16.	Principal:
	a.	Collections allocable to Principal			$10,620,463.16
	b.	Liquidation Proceeds allocable to Principal			$314,788.59
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$10,935,251.75

17.	Total Finance Charge and Principal Collections (15d+16d)				$12,575,339.79
18.	Interest Income from Collection Account				$546.94
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$12,575,886.73

Available Funds

21.	Available Collections		$12,575,886.73
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$12,575,886.73

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$186,107.75
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$186,107.75

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$87,454.05
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$87,454.05

	m.	Class A-4 Monthly Interest	$107,713.33
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$107,713.33

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$24,683.75
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$24,683.75

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$26,910.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$26,910.00

32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$35,912.50
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$35,912.50

34.	Quaternary Principal Distributable Amount		$7,752,031.39

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$8,223,312.77

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$3,250,000.02

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$1,640,088.04
	b.	Total Daily Deposits of Principal Collections	$10,935,251.75
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$546.94

	e.	Total Deposits to Collection Account (sum a - d)	$12,575,886.73

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$186,107.75
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$11,284,705.04
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,102,573.94

	f.	Total Withdrawals from Collection Account (sum a - e)	$12,575,886.73

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$87,454.05
	d.	Class A-4 Interest Distribution	$107,713.33
	e.	Class B Interest Distribution	$24,683.75
	f.	Class C Interest Distribution	$26,910.00
	g.	Class D Interest Distribution	$35,912.50
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$11,002,031.41
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$11,284,705.04

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$11,089,485.46
	d.	Class A-4 Distribution	$107,713.33
	e.	Class B Distribution	$24,683.75
	f.	Class C Distribution	$26,910.00
	g.	Class D Distribution	$35,912.50

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$11,284,705.04

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,102,573.94
	b.	Reserve Account surplus (Ln 55)	$84.41

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,102,658.35

46.	Withdrawals
	a.	Certificateholder Distribution	$1,102,658.35

	b.	Total Withdrawals from Certificate Payment Account	$1,102,658.35

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$209,077,273.49

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$84.41
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,084.41
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$84.41

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$186,107.75
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$11,284,705.04
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,102,573.94
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$84.41
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$11,089,485.46
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$107,713.33
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$24,683.75
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$26,910.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$35,912.50
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,102,658.35

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$63,310.76
74.	Cumulative Net Losses			$8,965,417.08
75.	Cumulative Net Loss Percentage			1.3793%

			Number of Loans	Principal Balance
76.	Delinquency Analysis

	a.	31 to 60 days past due	451	$5,825,905.45
	b.	61 to 90 days past due	143	$1,965,070.00
	c.	91 or more days past due	70	$832,395.05

	d.	Total Past Due (sum a-c)	664	8,623,370.50

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,278,288,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 09, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer